Commitments and Contingencies (Details)																		1 Months Ended														3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2024 USD ($)	Oct. 16, 2023 USD ($)	Oct. 16, 2023 GBP (£)	Aug. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Oct. 25, 2022 USD ($)	Oct. 13, 2022 USD ($)	Oct. 12, 2022 USD ($)	Oct. 12, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jan. 27, 2022 USD ($) $ / shares shares	Dec. 29, 2021	Sep. 10, 2021 USD ($)	Sep. 01, 2021 USD ($)	Jun. 01, 2021 USD ($)	Apr. 12, 2021 USD ($) $ / shares shares	Jan. 05, 2021 USD ($) shares	Oct. 16, 2023 USD ($)	Oct. 16, 2023 GBP (£)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Oct. 31, 2022 USD ($) shares	Oct. 25, 2022 USD ($)	Jul. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 27, 2022 $ / shares shares	Nov. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Feb. 17, 2021 USD ($)	Apr. 17, 2020 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 shares	Sep. 30, 2021 USD ($)
Commitments and Contingencies [Line Items]
Amortized deferred compensation					$ 8,474																												$ 8,474			$ 8,474
Research and development expenses																																$ 392,824	130,719		$ 774,889	333,632	$ 845,092	$ 1,286,434
UMB fee amount																																				2,500
License agreement expire																																			15 years		15 years
Percentage of sublicense income receivable																																			25.00%		25.00%
Prepaid expense and other current assets																																120,288			$ 120,288		$ 15,970	135,894
Sales of licensed products percentage																																			5.00%		5.00%
Sales																																			$ 50,000,000		$ 50,000,000
Cash																																3			3
Installments payable																																					81,474
Cash payments																																		$ 430,825
Remaining amount due																																					60,570
Amortization of the prepaid research and development fees																																			$ 0	215,412
Prepaid expense																																					182,980
Accrued expenses																																					$ 5,891
Percentage of estimate research																																			90.00%		90.00%
Joint venture interest rate																																			60.00%		60.00%
Professional fees																																386,465	570,295		$ 641,067	935,565	$ 1,726,061	1,496,687
Initial license fee																																50,000			$ 50,000
Percentage of net sales																																			2.00%
Royalty payment																																			$ 500,000
Percentage of license fee																																			5.00%
Unreimbursed Patent Expenses	$ 197,400																																								$ 197,400
Accounts payable	$ 197,400
Deferred revenue																																1,676			$ 1,676		26,612
Deferred revenue – current portion amounted																																72,102			72,102		72,102	72,102
Deferred revenue – long-term portion amounted																																757,629			757,629		793,680	865,782
Research remains to be billed																																			656,380
Research agreement																																			67,720		0
Total fee																																			654,510
Accounts payable related to this research agreement																																35,918			$ 35,918		$ 0
Expected Term [Member]
Commitments and Contingencies [Line Items]
Assumptions																																					2
Expected term																																			2 years
Research Agreements with Upperton Pharma Solutions [Member]
Commitments and Contingencies [Line Items]
Amortization of the prepaid research and development fees																																			$ 181,944
AmplifyBio Research Agreements [Member]
Commitments and Contingencies [Line Items]
Amortization of the prepaid research and development fees																																			119,340	0
License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																																			75,000		$ 5,000	5,000
Initial license fee																																25,000			$ 25,000
Patent Products [Member]
Commitments and Contingencies [Line Items]
Percentage of net sales																																			4.00%
Eric Weisblum [Member]
Commitments and Contingencies [Line Items]
Base salary								$ 350,000	$ 350,000																						$ 120,000
Vested common stock shares (in Shares) | shares																															152,619
Signing bonus								100,000	100,000
Eric Weisblum [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Base salary																																					120,000
Eric Weisblum [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Base salary																																					180,000
Mr. Weisblum [Member]
Commitments and Contingencies [Line Items]
Annual bonus								200,000	200,000
Paid bonus																				$ 200,000			$ 100,000
Daniel Ryweck [Member]
Commitments and Contingencies [Line Items]
Base salary								60,000																													$ 60,000
Dr. James Kuo [Member]
Commitments and Contingencies [Line Items]
Base salary											$ 30,000
Share granted (in Shares) | shares											16,000																16,000
Exercisable per share (in Dollars per share) | $ / shares											$ 10																$ 10
Expire date											Jan. 31, 2032																Jan. 31, 2032
Stock options (in Shares) | shares											6,000																6,000
Vests (in Shares) | shares																							5,000																	5,000
Stock option (in Shares) | shares																																			16,000		16,000
Fair value of stock option																																			$ 94,915		$ 94,915
Fair value of the unvested stock option																																			$ 94,915		94,915
Amortized deferred compensation																																					14,125	80,790
Deferred compensation balance																																					$ 0	14,125
Dr. James Kuo [Member] | Risk-Free interest Rate [Member]
Commitments and Contingencies [Line Items]
Assumptions																																					1.18
Risk-free interest rate																																			1.18%
Dr. James Kuo [Member] | Dividend Yield [Member]
Commitments and Contingencies [Line Items]
Assumptions																																					0
Expected dividend yield																																			0.00%
Dr. James Kuo [Member] | Expected Volatility [Member]
Commitments and Contingencies [Line Items]
Assumptions																																					117
Expected volatility																																			117.00%
Dr. James Kuo [Member] | Stock Options [Member]
Commitments and Contingencies [Line Items]
Amortized deferred compensation																																$ 0			$ 0
University of Maryland Baltimore [Member]
Commitments and Contingencies [Line Items]
UMB fee amount				$ 2,500	1,000																$ 2,500															1,000
Extension Fee																					2,500
University of Maryland Baltimore [Member] | Third Amendment [Member]
Commitments and Contingencies [Line Items]
Research and development expenses																																						2,500
University of Maryland Baltimore [Member] | Extension fee [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																						$ 1,000
University of Maryland Baltimore [Member] | License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																					2,500	$ 1,000
Master Lincense Agreement [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																										$ 50,000
Commercial sale term																																			10 years		10 years
Percentage of sublicense income receivable																																			15.00%		15.00%
Due amount																																			$ 25,000		$ 25,000
Paid amount																										$ 50,000
Term year																										15 years						15 years			15 years
Prepaid expense and other current assets																																$ 5,000			$ 5,000		5,000	5,000
Prepaid expenses non-current																																53,125			$ 53,125		$ 55,625	60,625
Sales of licensed products percentage																																			3.00%		3.00%
Sales																																			$ 50,000,000		$ 50,000,000
License fees																																			419	419	838	838
Master Lincense Agreement [Member] | License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																														$ 25,000					75,000		75,000
Customer Patent License Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
Non-refundable cash payment																	$ 500,000																		$ 500,000		$ 500,000
Net sale percentage																																			2.00%		2.00%
Licensor share (in Shares) | shares																	500																		500		500
Aggregate of converted shares (in Shares) | shares																	625,000																		625,000		625,000
Revenue term																	15 years																		15 years		15 years
Common stock shares (in Shares) | shares																625,000
Per share (in Dollars per share) | $ / shares																$ 0.85
Trading price																$ 531,250
Equity investment																531,250
Deferred revenue																531,250																					$ 1,031,250
Cash																																500,000			$ 500,000		500,000
Securities received																																531,250			$ 531,250		531,250
Recognized revenues																																					68,750	68,750
Deferred revenue current																																					68,750	68,750
Deferred revenue long term																																					$ 756,250	825,000
Consideration fee payable percentage																																			110.00%		110.00%
Deferred revenue																$ 531,250																1,031,250			$ 1,031,250
Deferred revenue – current portion amounted																																68,750			68,750		$ 68,750
Deferred revenue – long-term portion amounted																																721,875			721,875		756,250
Customer Patent License Agreement with Aikido Pharma Inc [Member] | License Fee Revenues [Member]
Commitments and Contingencies [Line Items]
Deferred revenue					34,375																											34,375	34,375		34,375	34,375
Customer Sublicense Agreement with Aikido Pharma Inc [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																													$ 50,000						1,900,000		1,900,000
Recognized revenues																																					3,352	3,352
Deferred revenue current																																					3,352	3,352
Deferred revenue long term																																					37,430	40,782
Upfront license fees																																			$ 50,000		$ 50,000
First commercial sale																																			10 years		10 years
Agreement shall expire																																			15 years		15 years
Deferred revenue					$ 1,676																											181,746	$ 1,676		$ 181,746	1,676
Deferred revenue – current portion amounted																																3,352			3,352		$ 3,352
Deferred revenue – long-term portion amounted																																35,754			35,754		37,430
Investigator-Sponsored Study Agreement with University of Maryland, Baltimore [Member]
Commitments and Contingencies [Line Items]
Research and development expenses																																							$ 40,737
Installments payable																																					40,737
Sponsored study agreement																	$ 40,737																				40,737
Cash payments																																							40,737
Sponsored Research Agreement with The Regents of the University of California [Member]
Commitments and Contingencies [Line Items]
UMB fee amount															$ 342,850
Prepaid expense and other current assets																																						181,710	$ 100,570
Prepaid expense																																					0	10,857
Sponsored Research Agreement with Columbia University [Member]
Commitments and Contingencies [Line Items]
Research and development expenses																																					287,218	646,236
Cash payments							$ 430,825														$ 100,000														330,825		330,825
Amortization of the prepaid research and development fees																																			$ 0	71,427	$ 71,427	178,568
Sponsored research agreement, description																																			the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows: (i) 30% at signing, (ii) 30% at four and half months after the start of the project, (iii) 30% at nine months after the start of the project and, (iv)10% at completion of the project.		the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows: (i) 30% at signing, (ii) 30% at four and half months after the start of the project, (iii) 30% at nine months after the start of the project and, (iv)10% at completion of the project.
Accounts payable																																143,607			$ 143,607		$ 143,607
Accrued expenses																																0			0			143,607
Sponsored Research Agreement with Columbia University [Member] | License [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																																			2,500
Sponsored Research Agreement with University of Maryland, Baltimore [Member]
Commitments and Contingencies [Line Items]
Research and development expenses																																					0	187,090
Cash payments										$ 92,095				$ 92,095
Accounts payable and accrued expenses																																92,095			92,095		92,095	92,095
Research Agreement with Reprocell [Member]
Commitments and Contingencies [Line Items]
Research and development expenses																																			0	13,944	19,835	33,252
UMB fee amount						$ 41,306																		$ 41,306
Prepaid expense and other current assets																																						21,172
Accounts payable and accrued expenses																																61,945			61,945		34,525	20,134
Research Agreement with AmplifyBio [Member]
Commitments and Contingencies [Line Items]
Research and development expenses																																					71,204	241,288
Amortization of the prepaid research and development fees																																				32,849	182,980
Accounts payable and accrued expenses																																					5,891
Accounts payable and accrued expenses																																					0
Research Agreements with Upperton Pharma Solutions [Member]
Commitments and Contingencies [Line Items]
Research and development expenses																																					212,428
Amortization of the prepaid research and development fees																																				27,423
Aggregate total fee		$ 272,620	£ 216,210															$ 261,462	£ 242,932
Upperton Research Agreements [Member]
Commitments and Contingencies [Line Items]
Accounts payable and accrued expenses																																					34,525
Aggregate total fee																																					177,903
AmplifyBio Research Agreement [Member]
Commitments and Contingencies [Line Items]
UMB fee amount																																			958,700		229,000
Prepaid expense and other current assets																																					$ 182,980
Amortization of the prepaid research and development fees																																			217,664	0
Zylö Therapeutics, Inc. [Member]
Commitments and Contingencies [Line Items]
Joint venture interest rate																																					49.00%
Amended Service Agreement [Member]
Commitments and Contingencies [Line Items]
Payments to the university													$ 5,000
Professional fees																																			10,000	$ 15,000	$ 25,000	25,000
Sever Pharma [Member]
Commitments and Contingencies [Line Items]
Research remains to be billed																																			452,241
Research Agreement with Sever Pharma Solutions [Member]
Commitments and Contingencies [Line Items]
Amortization of the prepaid research and development fees																																			$ 18,472
Joint Venture Agreement with Zylö Therapeutics, Inc [Member]
Commitments and Contingencies [Line Items]
Joint venture interest rate																																			49.00%
First Payment [Member] | Sponsored Research Agreement with Columbia University [Member]
Commitments and Contingencies [Line Items]
Cash payments																												$ 430,825
Second Payment [Member] | Sponsored Research Agreement with Columbia University [Member]
Commitments and Contingencies [Line Items]
Cash payments																									$ 430,825
Third Payment [Member]
Commitments and Contingencies [Line Items]
Initial license fee																																50,000			$ 50,000
Sublicense Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense and other current assets																																					838	838
Prepaid expenses non-current																																					9,358	$ 10,196
Sublicense income, percentage																													25.00%
Sublicense agreement amount paid																													$ 12,500
Sublicense Agreement [Member] | Master Lincense Agreement [Member]
Commitments and Contingencies [Line Items]
Prepaid expense and other current assets																																838			838		838
Prepaid expenses non-current																																$ 8,939			8,939		9,358
JV Agreement [Member]
Commitments and Contingencies [Line Items]
Contribution cost																																			$ 225,000		$ 225,000
Joint venture interest rate																																			51.00%		51.00%
Option expired term																																			24 months		24 months
Sponsored Study Agreement [Member]
Commitments and Contingencies [Line Items]
Installments payable																	81,474
Sponsored Study Agreement [Member] | Investigator-Sponsored Study Agreement with University of Maryland, Baltimore [Member]
Commitments and Contingencies [Line Items]
Installments payable																	$ 40,737
Board of Directors [Member]
Commitments and Contingencies [Line Items]
Risk-free interest rate												0.75%
Expected dividend yield												0.00%
Expected volatility												115.00%
Board of Directors [Member] | Eric Weisblum [Member]
Commitments and Contingencies [Line Items]
Annual bonus								$ 350,000	$ 350,000
Series M Convertible Preferred [Member]
Commitments and Contingencies [Line Items]
Convertible preferred stock (in Shares) | shares																500